PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Balance at beginning	$ 745
Balance at ending	702	$ 745
Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	1,759	1,744
Initially consolidated company	4
Additions	181	56
Deductions	(47)	(41)
Balance at ending	1,897	1,759
Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	1,014	754
Additions	226
Additions, accumulated depreciation		288
Deductions	(45)	(28)
Balance at ending	1,195	1,014
Computer equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	142
Balance at ending	230	142
Computer equipment | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	523	520
Initially consolidated company	4
Additions	176	44
Deductions	(47)	(41)
Balance at ending	656	523
Computer equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	381	325
Additions	90
Additions, accumulated depreciation		84
Deductions	(45)	(28)
Balance at ending	426	381
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	112
Balance at ending	93	112
Office furniture and equipment | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	286	280
Additions	2	6
Balance at ending	288	286
Office furniture and equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	174	114
Additions	21
Additions, accumulated depreciation		60
Balance at ending	195	174
Leasehold Improvements
PROPERTY AND EQUIPMENT, NET
Balance at beginning	491
Balance at ending	379	491
Leasehold Improvements | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	950	944
Additions	3	6
Balance at ending	953	950
Leasehold Improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	459	315
Additions	115
Additions, accumulated depreciation		144
Balance at ending	$ 574	$ 459